Shares issued and outstanding	6 Months Ended
Jun. 30, 2024
Shares Issued and Outstanding [Abstract]
Disclosure of Shares Issued and Outstanding [text block]	Shares issued and outstanding in million Jun 30, 2024 Dec 31, 2023 Shares issued 1,994.7 2,040.2 Shares in treasury 47.0 48.2 Of which: Buyback 47.0 48.2 Other 0.0 0.0 Shares outstanding 1,947.7 1,992.0